Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 87.2%	Shares	Value
Communication Services - 5.5%
Cable One, Inc.	46,913	$28,881,519
Nexstar Media Group, Inc.	173,916	24,934,337
WideOpenWest, Inc. (a)	1,484,044	11,352,937
Total Communication Services		65,168,793

Consumer Discretionary - 13.9%
La-Z-Boy, Inc.	625,263	19,308,122
Modine Manufacturing Co. (a)	913,927	41,812,160
Monarch Casino & Resort, Inc.	246,030	15,278,463
Monro, Inc.	35,134	975,671
Murphy USA, Inc.	75,444	25,781,478
Oxford Industries, Inc.	63,819	6,134,921
Signet Jewelers Ltd.	448,761	32,225,527
Vista Outdoor, Inc. (a)	735,870	24,372,014
Total Consumer Discretionary		165,888,356

Consumer Staples - 2.7%
Sprouts Farmers Market, Inc. (a)	224,897	9,625,591
TreeHouse Foods, Inc. (a)	506,241	22,061,983
Total Consumer Staples		31,687,574

Energy - 7.1%
Bristow Group, Inc. (a)	234,819	6,614,851
ChampionX Corp.	863,411	30,754,700
Oceaneering International, Inc. (a)	1,181,734	30,394,199
REX American Resources Corp. (a)	426,403	17,363,130
Total Energy		85,126,880

Financials - 22.8%
Alerus Financial Corp.	184,480	3,353,846
Amalgamated Financial Corp.	543,708	9,362,652
Assurant, Inc.	168,982	24,262,436
Assured Guaranty Ltd.	352,090	21,308,487
Bancorp, Inc. (a)	776,964	26,805,258
Dime Community Bancshares, Inc.	454,619	9,074,195
Eastern Bankshares, Inc.	2,081,032	26,096,141
First Bancorp	290,925	8,186,629
Hanover Insurance Group, Inc.	158,367	17,575,570
International Money Express, Inc. (a)	870,812	14,742,847
MGIC Investment Corp.	1,175,695	19,622,350
Pacific Premier Bancorp, Inc.	958,268	20,851,912
Peapack-Gladstone Financial Corp.	331,763	8,509,721
Peoples Bancorp, Inc.	130,536	3,313,004
Premier Financial Corp.	73,616	1,255,889
Seacoast Banking Corp. of Florida	237,563	5,216,883
UMB Financial Corp.	198,366	12,308,610
Virtus Investment Partners, Inc.	55,022	11,113,894
White Mountains Insurance Group Ltd.	8,559	12,801,611
WSFS Financial Corp.	456,279	16,654,183
Total Financials		272,416,118

Health Care - 2.2%
Patterson Cos., Inc.	866,954	25,696,517
Total Health Care		25,696,517

Industrials - 15.3%
Albany International Corp.	232,946	20,098,581
Civeo Corp.	196,086	4,064,863
CRA International, Inc.	101,157	10,192,579
Curtiss-Wright Corp.	117,468	22,980,265
EnPro Industries, Inc.	180,764	21,906,789
Federal Signal Corp.	491,509	29,357,832
Kadant, Inc.	84,292	19,012,061
Leonardo DRS, Inc. (a)	965,543	16,124,568
Mueller Water Products, Inc.	1,834,656	23,263,438
Thermon Group Holdings, Inc. (a)	612,289	16,819,579
Total Industrials		183,820,555

Information Technology - 9.1%
Crane NXT Co.	293,658	16,318,575
CTS Corp.	706,044	29,470,277
NCR Corp. (a)	884,580	23,857,123
Onto Innovation, Inc. (a)	202,626	25,838,867
PC Connection, Inc.	244,422	13,047,246
Total Information Technology		108,532,088

Materials - 6.7%
Chase Corp.	82,459	10,491,259
Eagle Materials, Inc.	207,217	34,505,775
Ingevity Corp. (a)	411,535	19,593,181
Orion S.A.	715,592	15,227,798
Total Materials		79,818,013

Utilities - 1.9%
Portland General Electric Co.	427,736	17,314,753
Star Group L.P.	541,955	6,519,719
Total Utilities		23,834,472
TOTAL COMMON STOCKS (Cost $824,094,568)		1,041,989,366

REAL ESTATE INVESTMENT TRUSTS - 8.2%
Financials - 1.9%
Ladder Capital Corp.	2,261,728	23,205,329
Total Financials		23,205,329

Real Estate - 6.3%
CTO Realty Growth, Inc.	228,040	3,696,528
EastGroup Properties, Inc.	54,434	9,064,894
Equity Commonwealth	1,150,749	21,139,259
Essential Properties Realty Trust, Inc.	903,817	19,549,562
Getty Realty Corp.	515,159	14,285,359
Global Medical REIT, Inc.	863,878	7,748,986
Total Real Estate		75,484,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $91,425,513)		98,689,917

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class Z, 5.22% (b)	54,798,494	54,798,494
Total Money Market Funds		54,798,494
TOTAL SHORT-TERM INVESTMENTS (Cost $54,798,494)		54,798,494

TOTAL INVESTMENTS - 100.0% (Cost $970,318,575)		1,195,477,777
Liabilities in Excess of Other Assets – (0.0)%		(146,001)
TOTAL NET ASSETS - 100.0%		$1,195,331,776

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$1,041,989,366	$–	$–
Real Estate Investment Trusts	98,689,917	–	–
Total Equities	1,140,679,283	–	–

Short-Term Investments:	–	–	–
Money Market Funds	54,798,494	–	–
Total Short-Term Investments	54,798,494	–	–

Total Investments in Securities	$1,195,477,777	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.